Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock, at Cost [Member]
Beginning Balance at Dec. 31, 2010	$ 949,795	$ 808	$ 1,052,192	$ (103,205)
Beginning Balance, shares at Dec. 31, 2010		80,800,000
Issuance of common stock	12,836	10	12,826
Issuance of common stock, shares		1,041,920
Equity-based compensation	823	6	817
Equity-based compensation, shares		576,888
Cash dividends declared to stockholders	(110,100)		(110,100)
Net income	19,113			19,113
Ending Balance at Dec. 31, 2011	872,467	824	955,735	(84,092)
Ending Balance, shares at Dec. 31, 2011		82,418,808
Equity-based compensation	1,191	3	1,188
Equity-based compensation, shares		318,200
Unrealized gain (loss) on derivatives, net of tax	(1,254)				(1,254)
Cash dividends declared to stockholders	(500,000)		(500,000)
Net income	77,444			77,444
Ending Balance at Dec. 31, 2012	449,848	827	456,923	(6,648)	(1,254)
Ending Balance, shares at Dec. 31, 2012	82,737,008	82,737,008
Equity-based compensation	6,026	1	6,025
Equity-based compensation, shares		74,561
Unrealized gain (loss) on derivatives, net of tax	1,265				1,265
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs	245,441	100	245,341
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs, shares		10,000,000
Conversion of common stock into unvested restricted shares		(32)	32
Conversion of common stock into unvested restricted shares, shares		(3,216,719)
Vesting of restricted shares		3	(3)
Vesting of restricted shares, shares		334,066
Shares withheld for tax withholdings	(852)	0	(852)
Shares withheld for tax withholdings, shares		(28,463)
Cash dividends declared to stockholders	(53,911)		(18,072)	(35,839)
Repurchase of 1,500,000 shares of treasury stock, at cost	(44,163)					(44,163)
Net income	50,478			50,478
Ending Balance at Dec. 31, 2013	$ 654,132	$ 899	$ 689,394	$ 7,991	$ 11	$ (44,163)
Ending Balance, shares at Dec. 31, 2013	89,900,453	89,900,453